Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 15:	Financial Instruments

a.	Risk management:

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework.

The Company’s risk management practice was formulated to identify and analyze the risks that the Company faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance within the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Company’s operations.

The Company Audit Committee oversees how management monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company. The Company Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

The Company's activities expose it to various financial market risks, mainly foreign currency risk, interest rate risk and liquidity risk.

1.
Foreign currency risk

The Company operates primarily in an international environment and is exposed to foreign exchange risk resulting from the fact that a certain portion of the Company's costs are denominated in NIS and EURO, mainly due to payroll and related benefit costs incurred in Israel and additionally due to marketing expenses incurred in Europe.

2.
Sensitivity tests relating to changes in market factors:

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly NIS and EURO. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency.

	December 31
	2025	2024
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$252	$201
5% decrease in NIS and EURO exchange rate	$(252)	$(201)

The Company has performed sensitivity tests of principal market risk factors that may affect its reported operating results or financial position.

The sensitivity tests present the profit or loss for the relevant risk variables chosen as of each reporting date.

3.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

	December 31, 2025

	Carrying amount	12 months or less	1-2 years	2-15 years
Non-derivative financial liabilities♠
Current liabilities
Current maturities of long-term liabilities	1,527	1,527	-	-
Trade payables and accrued expenses	7,648	7,648	-	-
Other payables	4,531	4,531	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,844	-	355	15,489
Lease liabilities	11,894	-	1,229	10,665

	December 31, 2024

	Carrying amount	12 months or less	1-2 years	2-15 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	1,138	1,138	-	-
Trade payables and accrued expenses	5,281	5,281	-	-
Other payables	3,556	3,556	-	-
Non-current liabilities
Grants received in advance	736	-	736	-
Liabilities in respect of IIA grants	15,832	-	403	15,429
Lease liabilities	10,010	-	901	9,109

4.	Credit risk

Credit risk is the risk of a financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s Cash and cash equivalents and deposits and from receivables from customers.

The Company holds cash and cash equivalents and deposits with banks and financial institutions rated A- to BBB+ based on the ratings of S&P Global.

Impairment on cash and cash equivalents has been measured on the basis of the expected loss. The Company considers that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties.

The balance of receivables from customers at the reporting date included one significant customer as described in note 6. The credit risk for the US Army is assessed at a low risk. Trade receivables are measured using the expected credit loss model in accordance with IFRS 9. Based on historical payment patterns, current conditions and forward-looking information, the resulting expected credit loss recorded for other trade receivables was USD 112.
b.	Fair value:

i	Measurement of fair values

(1)	Financial instruments measured at fair value for disclosure purposes only.

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value.

The financial instruments measured at fair value use valuation methodology in accordance with the fair value hierarchy levels. When determining the fair value of an asset or liability, the Company uses observable market data as much as possible.

Details regarding fair value measurement at Level 2

The fair value of the warrants which are classified as current liabilities was measured by using Black-Scholes model. The following inputs were used to determine the fair value:

Contractual period of warrants–0.91 years.
Expected volatility – 44.9%
Risk-free interest rate (3) – 3.5%
Expected dividend yield – 0%.